Income Taxes: Schedule of details of income tax reported in the consolidated financial statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory	$ 13,189	$ 10,207
Net operating loss carry-forwards	23,185	58,730
Deferred Tax Assets, Bad debt allowance	3,058	4,384
Deferred Tax Asset, Timing difference in cost recognition	5,862	648
Deferred Tax Assets, Accrued liabilities	6,925	6,932
Deferred Tax Assets, Vacation provision	2,811	1,579
Deferred Tax Assets, Miscellaneous Other	1,099	4,622
Total deferred tax asset, current	56,129	87,102
Valuation allowance for deferred tax assets, current	(12,536)	(3,883)
Total deferred tax asset net of valuation allowance, current	36,056	34,480
Deferred tax assets, Net operating loss carry-forwards, non-current	440,083	332,356
Deferred Tax Assets, Asset retirement obligation, non-current	7,790	7,485
Deferred Tax Assets, Property Plant and Equipment	23,726	11,269
Deferred Tax Assets, Pension Obligations, non-current	17,931	16,166
Deferred Tax Assets, Miscellaneous other, non-current	19,397	5,820
Total deferred tax assets, non-current	508,927	373,096
Valuation allowance for deferred tax assets, non-current	(334,993)	(306,592)
Total deferred tax asset net of valuation allowance, non-current	27,817	9,564
Total deferred tax asset, net	217,527	149,723
Timing difference in revenue recognition	9,362	4,529
Timing difference in cost recognition	12,306	7,124
Deferred Tax Liabilities, Inventories	39,187	24,936
Deferred Tax Liabilities, Bad Debt Allowance	6,418	8,413
Deferred Tax Liabilities, Miscellaneous Other, Current	6,469	2,142
Total deferred tax liabilities, current	41,822	28,276
Deferred Tax Liabilities, Property, plant and equipment	476,931	386,661
Deferred Tax Liabilities, Mineral Licenses	1,143,478	1,196,181
Deferred Tax Liabilities, Timing difference in cost recognition, non-current	11,969	18,038
Deferred Tax Liabilities, Other miscellaneous, non-current	3,370	4,489
Total deferred tax liability	$ 1,514,014	$ 1,518,558